Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Tel:  202.739.3000

Fax:  202.739.3001

www.morganlewis.com

August 12, 2010

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Motley Fool Funds Trust: Post-Effective Amendment No. 4
(File Nos. 333-156770 and 811-22264)

Ladies and Gentlemen:

On behalf of our client, Motley Fool Funds Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and the under Investment Company Act of 1940, as amended, Post-Effective Amendment No. 4 (“PEA No. 4”) to the Trust’s Registration Statement on Form N-1A.  The purpose of PEA No. 4 is to introduce a new series to the Trust: the Motley Fool Great America Fund.

Please contact me at 202.739.5896 with your questions or comments.

Sincerely,

/s/ Christopher D. Menconi
Christopher D. Menconi

Enclosures